INCOME TAX PROVISION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards			$ 6,413,441
State net operating loss carryforwards			3,653,332
Liabilities for uncertain tax positions			0	$ 0
Income tax positions	$ 0	$ 0